Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Note 9 - Related Party Transactions

Note 9 - Related Party Transactions

The Company paid consulting fees totaling $30,000 and $90,000 to related parties for the three and nine months ended September 30, 2021, respectively (2020: $18,000 and $58,500).

During the three and nine months ended September 30, 2021, the company received $7,000 and $48,000 in distributions from Summa, LLC, a Limited Liability Corporation with shared management as the Company. The Company holds a 25% investment in Summa LLC. The investment was written off in 2016 as there was significant doubt about the fair value of the investment in the period.

During the nine months ended September 30, 2021, the Company has received $50,000 in relation to the letter of intent signed in relation to the Fish Lake property. See Note 6.

Note 6 - Related Party Transactions The Company paid consulting fees totaling $76,500 to related parties for the year ended December 31, 2020 (2019: $120,000).